Credit risk - Schedule of Forborne Loans and Advances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total financial assets	£ 584,365	£ 578,584
Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	£ 312,280	£ 306,215
Expected credit losses as a % of total loans and advances which are forborne1%	4.80%	4.10%
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	£ 32,722	£ 38,159
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3,831	3,980
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	£ 6,020	£ 7,641
Retail – credit cards
Disclosure of credit risk exposure [line items]
Expected credit losses as a % of total loans and advances which are forborne1%	33.00%	32.50%
Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Expected credit losses as a % of total loans and advances which are forborne1%	34.70%	35.50%
Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Expected credit losses as a % of total loans and advances which are forborne1%	18.80%	30.70%
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	£ 441,907	£ 433,124
Expected credit losses as a % of total loans and advances which are forborne1%	9.40%	8.80%
Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	£ 43,499	£ 51,511
Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,601	5,998
Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,020	7,641
Carrying value £m | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	313,128	307,320	£ 312,338
Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	32,995	38,533	41,783
Carrying value £m | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,166	4,337	3,416
Carrying value £m | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854	9,622
Carrying value £m | Retail – credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	16,240	15,817
Carrying value £m | Retail – credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,441	2,908
Carrying value £m | Retail – credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	265	284
Carrying value £m | Retail – credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	10,736	8,486
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,247	1,187
Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	175	196
Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	16,419	15,680
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,398	2,027
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	124	112
Carrying value £m | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Carrying value £m | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	445,090	436,817	440,102
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	44,658	52,973	60,103
Carrying value £m | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,708	7,131	7,611
Carrying value £m | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854	9,622
Accumulated impairment
Disclosure of credit risk exposure [line items]
Total financial assets	(3,453)	(4,021)
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,284)	(1,621)
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,110)	(1,136)
Accumulated impairment | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)
Accumulated impairment | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	(848)	(1,105)	(1,207)
Accumulated impairment | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(273)	(374)	(552)
Accumulated impairment | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(335)	(357)	(311)
Accumulated impairment | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)	(253)
Accumulated impairment | Retail – credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	(579)	(699)
Accumulated impairment | Retail – credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(297)	(401)
Accumulated impairment | Retail – credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(133)	(130)
Accumulated impairment | Retail – credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	(460)	(460)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(197)	(208)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(118)	(118)
Accumulated impairment | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	(356)	(340)
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(115)	(91)
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(72)	(63)
Accumulated impairment | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Accumulated impairment | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	(3,183)	(3,693)	(4,475)
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,159)	(1,462)	(1,792)
Accumulated impairment | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,107)	(1,133)	(1,752)
Accumulated impairment | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)	£ (253)
Forborne loans and advances | Carrying value £m | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	2,984	3,269
Forborne loans and advances | Carrying value £m | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	618	695
Forborne loans and advances | Carrying value £m | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,161	1,008
Forborne loans and advances | Carrying value £m | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,146	1,552
Forborne loans and advances | Carrying value £m | Retail – credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	271	268
Forborne loans and advances | Carrying value £m | Retail – credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	87	89
Forborne loans and advances | Carrying value £m | Retail – credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	149	141
Forborne loans and advances | Carrying value £m | Retail – credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Forborne loans and advances | Carrying value £m | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	291	275
Forborne loans and advances | Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	119	107
Forborne loans and advances | Carrying value £m | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	108	108
Forborne loans and advances | Carrying value £m | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Forborne loans and advances | Carrying value £m | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	4	70
Forborne loans and advances | Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3	36
Forborne loans and advances | Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1	32
Forborne loans and advances | Carrying value £m | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Forborne loans and advances | Carrying value £m | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	3,550	3,882
Forborne loans and advances | Carrying value £m | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	827	927
Forborne loans and advances | Carrying value £m | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,419	1,289
Forborne loans and advances | Carrying value £m | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,146	1,552
Forborne loans and advances | Accumulated impairment | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	£ (33)	£ (55)